SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2014
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Property and Equipment
Years

Building and buildings' improvements	20-63
Condominium units and improvement	30

Schedule of Stock Options, Valuation Assumptions
December 31,
2011

Dividend yield	0%
Volatility	67%
Risk free interest	0.9%-1.7%
Expected term (years)	4.75